Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (14,408,781)	$ 11,637,092
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(18,397,377)	15,315,505
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	3,051,903	(5,160,841)
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	1,212,044	1,424,403
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(5,216,526)	9,961,650
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	304,590	(20,230)
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	557,971	(427,650)
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(339,108)	(456,140)
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(17,968,251)	9,994,313
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 3,988,596	$ (3,678,413)